Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2012
Mortgage Servicing Rights Measured using Amortization Method with Aggregate Activity in Related Valuation Allowances
The following summarized the activity pertaining to mortgage servicing rights measured using the amortization method, along with the aggregate activity in related valuation allowances:

	2012	2011
Mortgage servicing rights
Balance, beginning of year	$871,524	$961,316
Additions	219,975	137,206
Amortization	(297,784)	(226,998)
Balance at end of year	793,715	871,524

Valuation allowances
Balance at beginning of year	173,791	163,989
Additions due to decreases in market value	—	58,818
Reduction due to increases in market value	—	—
Reduction due to payoff of loans	(44,512)	(49,016)
Balances at end of year	129,279	173,791

Mortgage servicing assets, net	$664,436	$697,733

Fair value disclosures
Fair value as of the beginning of the period	$758,175	$1,012,722
Fair value as of the end of the period	$765,029	$758,175